Cover	Nov. 14, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2019
Entity File Number	1-737
Entity Registrant Name	TEXAS PACIFIC LAND TRUST
Entity Central Index Key	0000097517
Entity Tax Identification Number	75-0279735
Entity Address, Address Line One	1700 Pacific Avenue
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	969-5530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Sub-shares in Certificates of Proprietary Interest (par value $0.03-1/3 per share)
Trading Symbol	TPL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable